Employment and Stock Option Agreements	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Employment and Stock Option Agreements [Abstract]
EMPLOYMENT AND STOCK OPTION AGREEMENTS
8. STOCK OPTIONS

On January 31, 2007, the Board adopted our 2007 Omnibus Equity Compensation Plan (the “Plan”), with 2,100,000 common shares authorized for issuance under the Plan. In October 2009, the Company's stockholders approved an increase in the number of shares covered by the Plan to 4,200,000 shares.

The general purpose of the plan is to provide an incentive to the Company’s employees, directors and consultants by enabling them to share in the future growth of the business.

Activity in stock options for the nine months ended September 30, 2014 is:

Outstanding at January 1, 2014	3,015,000
Granted	871,000
Canceled	(146,667)
Exercised	(33,333)
Outstanding at September 30, 2014	3,706,000

The following table summarizes information about outstanding stock options as of September 30, 2014:

Exercise	Number	Remaining	Number
Price	Outstanding	Contractual Life	Exercisable

$1.25	1,605,000	4 years	1,605,000
$1.00	45,000	6 years	45,000
$0.62	500,000	6 years	500,000
$0.17	500,000	9 years	500,000
$0.80	550,000	10 years	550,000
$0.25	120,000	10 years	120,000
$0.30	50,000	10 years	16,667
$0.45	25,000	10 years	8,333
$0.75	55,000	10 years	-
$0.83	25,000	10 years	-
$0.90	30,000	10 years	7,500
$0.89	180,000	10 years	60,000
$0.79	1,000	10 years	333
$0.55	20,000	10 years	-
	3,706,000		3,412,833

•	The Company measured the fair value of each option award on the date of grant using the Black Scholes option pricing model (BSM) with the following assumptions:

2014
Exercise price	$0.75 to $0.90
Term	10 years
Volatility	0.37
Dividends	0%
Discount rate	2.43% to 2.70%

•	The fair value amounts recorded for these options in the statements of operations was $37,200 and $7,250 for the three months ended September 30, 2014 and 2013, respectively and $271,700 and $54,623 for the nine months ended September 30, 2014 and 2013, respectively.

9. EMPLOYMENT AND STOCK OPTION AGREEMENTS:

On January 31, 2007, the Board adopted our 2007 Omnibus Equity Compensation Plan (the “Plan”), with 2,100,000 common shares authorized for issuance under the Plan.  In October 2009 the Company's stockholders approved an increase in the number of shares covered by the Plan to 4,200,000 shares.

The general purpose of the plan is to provide an incentive to the Company’s employees, directors and consultants by enabling them to share in the future growth of the business.

At closing of the exchange transaction described above, M. Rubin and Brad Bernstein (“B. Bernstein”), the President of the Company, entered into employment contracts and stock option agreements.  Additionally, at closing two non-employee directors entered into stock option agreements.

The following summarizes M. Rubin’s employment agreement and stock options:

·	The employment agreement with M. Rubin currently retains his services as Co-chairman and Chief Executive Officer through January 31, 2015.

·
On August 8, 2013, the board agreed to modify M. Rubin’s employment agreement and approved an annual salary of $125,000. Previously M. Rubin received an annual salary of $1.00. M. Rubin is eligible to receive periodic review of his base salary and annual bonuses as determined by the Company’s compensation committee.  M. Rubin shall be entitled to a monthly automobile allowance of $1,500.

·	10-year options to purchase 650,000 shares exercisable at $1.25 per share, pursuant to the Plan. All of the aforementioned options are fully vested.

The following summarizes B. Bernstein’s employment agreement and stock options:

·	The employment agreement with B. Bernstein currently retains his services as President through January 31, 2015.

·
An annual salary of $240,000.  The Board may periodically review B. Bernstein’s base salary and may determine to increase (but not decrease) the base salary in accordance with such policies as the Company may hereafter adopt from time to time.

·
The Board approved an annual bonus program for Mr. Bernstein commencing with the 2012 fiscal year and ending with the 2013 fiscal year. The annual bonus is equal to 5% of annual net income provided net income is equal to or greater than $200,000. The bonus is calculated on the Company’s audited GAAP financial statements.  B. Bernstein shall be entitled to a monthly automobile allowance of $1,000.

·	10-year options to purchase 950,000 shares exercisable at $1.25 per share, pursuant to the Plan. All of the aforementioned options are fully vested.

The following table summarizes information about stock options as of December 31, 2013:

Exercise	Number	Remaining	Number
Price	Outstanding	Contractual Life	Exercisable

$1.25	1,605,000	4 years
  1,605,000 $1.00   45,000
6  years
  33,750 $0.62   500,000
6  years
  500, 000 $0.17   500,000
9  years
  500,000 $0.25   180,000
10 years
  120,000 $0.35   100,000
10 years
  33,333 $0.30   60,000
10 years
  20,000 $0.45   25,000
10 years
  8,333      3,015,000    2,820,416

The Company measured the fair value of each option award on the date of grant using the Black Scholes option pricing model (BSM) with the following assumptions:

Exercise price	$.17 to $1.25
Term	10 years
Volatility	0.38 to 2.50
Dividends	0%
Discount rate	0.02% to 4.75%

The fair value amounts recorded for these options in the statement of operations was $49,805 and $10,229 for the years ended December 31, 2013 and 2012, respectively.

Stock option activity and weighted average exercise price is summarized as follows:

	2013			2012			2011
	Options	Price		Options	Price		Options	Price
Outstanding at beginning of year	2,830,000		0.88	2,430,000		1.12	2,440,000		1.10
Granted	195,000		0.35	680,000		0.19	-		-
Cancelled	(10,000)	0.45		(280,000)	1.25		(10,000)	1.00
Exercised	-		-	-		-	-		-
Outstanding at end of year	3,015,000		0.85	2,830,000		0.88	2,430,000		1.12

Exercisable at end of year	2,820,416		0.88	2,198,750		1.08	2,401,250		1.12